Goodwill and intangible assets	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets

(4) Goodwill and intangible assets

A summary of goodwill and intangible assets at March 31, 2016 and December 31, 2015 is as follows:

March 31, 2016	Weighted average amortization period (years)	Gross carrying amount	Accumulated amortization	Net carrying Amount
Customer relationships	11.1	$171,782	(61,469)	$110,313
Noncompete agreements	5.0	14,500	(9,852)	4,648
Favorable leases	7.5	2,935	(1,354)	1,581
Order backlog	0.4	3,400	(3,400)	—
Reacquired franchise rights	5.8	8,950	(3,113)	5,837

		201,567	(79,188)	122,379

Indefinite-lived intangible:
Trade and brand names	N/A	146,300	—	146,300

Total intangible assets		$347,867	$(79,188)	$268,679

Goodwill		$176,981	$—	$176,981

December 31, 2015	Weighted average amortization period (years)	Gross carrying amount	Accumulated amortization	Net carrying Amount
Customer relationships	11.1	$171,782	$(57,741)	$114,041
Noncompete agreements	5.0	14,500	(9,127)	5,373
Favorable leases	7.5	2,935	(1,256)	1,679
Order backlog	0.4	3,400	(3,400)	—
Reacquired franchise rights	5.8	8,950	(2,724)	6,226

		201,567	(74,248)	127,319

Indefinite-lived intangible:
Trade and brand names	N/A	146,300	—	146,300

Total intangible assets		$347,867	$(74,248)	$273,619

Goodwill		$176,981	$—	$176,981

The Company determined that no impairment charges were required during any periods presented.

Amortization expense related to the intangible assets totaled $4,940 and $5,383 for the three months ended March 31, 2016 and 2015, respectively. Included within these total amortization expense amounts are $99 and $113 related to amortization of favorable and unfavorable leases for the three months ended March 31, 2016 and 2015, respectively. Amortization of favorable and unfavorable leases is recorded within store operations as a component of rent expense in the consolidated statements of operations. The anticipated annual amortization expense to be recognized in future years as of March 31, 2016 is as follows:

Amount
Remainder of 2016	$14,816
2017	18,215
2018	14,583
2019	14,215
2020	12,517
Thereafter	48,033

Total	$122,379

(8) Goodwill and intangible assets

A summary of goodwill and intangible assets at December 31, 2015 and 2014 is as follows:

December 31, 2015	Weighted average amortization period (years)	Gross carrying amount	Accumulated amortization	Net carrying Amount
Customer relationships	11.1	$171,782	$(57,741)	$114,041
Noncompete agreements	5.0	14,500	(9,127)	5,373
Favorable leases	7.5	2,935	(1,256)	1,679
Order backlog	0.4	3,400	(3,400)	—
Reacquired franchise rights	5.8	8,950	(2,724)	6,226

		201,567	(74,248)	127,319
Indefinite-lived intangible:
Trade and brand names	N/A	146,300	—	146,300

Total intangible assets		$347,867	$(74,248)	$273,619

Goodwill		$176,981	$—	$176,981

December 31, 2014	Weighted average amortization period (years)	Gross carrying amount	Accumulated amortization	Net carrying Amount
Customer relationships	11.1	$171,782	$(41,130)	$130,652
Noncompete agreements	5.0	14,500	(6,229)	8,271
Favorable leases	7.5	2,935	(779)	2,156
Order backlog	0.4	3,400	(3,400)	—
Reacquired franchise rights	5.8	8,950	(1,167)	7,783

		201,567	(52,705)	148,862
Indefinite-lived intangible:
Trade and brand names	N/A	146,300	—	146,300

Total intangible assets		$347,867	$(52,705)	$295,162

Goodwill		$176,981	$—	$176,981

The changes in the carrying amount of goodwill are as follows:

	Franchise	Corporate- owned stores	Equipment	Total
As of December 31, 2013	$16,938	$47,606	$92,666	$157,210
Acquisition of franchises	—	19,771	—	19,771

As of December 31, 2014	16,938	67,377	92,666	176,981
Additions	—	—	—	—

As of December 31, 2015	$16,938	$67,377	$92,666	$176,981

The Company determined that no impairment charges were required during any periods presented.

Amortization expense related to the intangible assets totaled $21,543, $23,698, and $22,883 for the years ended December 31, 2015, 2014, and 2013, respectively. Included within these total amortization expense amounts are $473, $495, and $246 related to amortization of favorable and unfavorable leases for the years ended December 31, 2015, 2014, and 2013, respectively. Amortization of favorable and unfavorable leases is recorded within store operations as a component of rent expense in the consolidated statements of operations. The anticipated annual amortization expense to be recognized in future years as of December 31, 2015 is as follows:

Amount
2016	$19,756
2017	18,215
2018	14,583
2019	14,215
2020	12,517
Thereafter	48,033

Total	$127,319